Other Current and Non-current Assets - Available for sale category (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Unrealized loss on available for sale securities
Beginning balance	$ (11,591)	$ (38,224)
Unrealized gain on available for sale securities		26,633
Gain on available for sale securities	20,803
Reclassification to interest income	(9,212)
Ending balance	$ 0	$ (11,591)